U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               AMENDED FORM 24F-2
                         ANNUAL NOTICE OF SECURITES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.   Name and address of issuer:

        M Fund, Inc.
        River Park Center
        205 SE Spokane Street
        Portland, Oregon 97202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.   Investment  Company Act File Number:  811-9082
     Securities Act File Number: 33-95472

4(a). Last day of fiscal year for which this Form is filed: 12/31/01


4(b).[ X ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                      $49,072,862.66

     (ii)   Aggregate price of securities redeemed
            or repurchased during the fiscal year:              $12,886,483.71

     (iii)  Aggregate price of securities redeemed
            or repurchased during any PRIOR fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to
            the Commission:                                     $0

     (iv)   Total available redemption credits
            [add items 5(ii) and 5(iii)]:                       $12,886,483.71

     (v)    Net sales -- if item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(I)]:                                    $36,186,378.95

     (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is                  $0
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:

     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                          x  0.000092

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee
            is due):                                            = $3,329.15
                                                                ------------
                                                                ------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7.   Interest due -- if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):            $21.41

8.   Total of the amount of the registration fee due plus any interest due [Item
     5(viii) plus Item 7]:                                     = $3,350.56*

     * Form 24F-2 was filed by the Issuer for the fiscal year ended December 31, 2001 with the Commission on March 27, 2002 (Accession No. 0000897436-02-000131), reporting a registration fee due of $2,687.11. Such registration fee of $2,687.11 was sent to the Commission's lockbox depository on March 26,2002.

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     The outstanding registration fee of $642.04 for the fiscal year ended December 31, 2001 and an interest payment of $21.41 was sent to the Commission's lockbox depository on April 16, 2003.

        CIK: 948258

        Method of Delivery:

        [X]  Wire Transfer
        [ ]  Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:             /s/ David Schutt
                ----------------
                David Schutt
                Treasurer

Date: April 15, 2003

*Please print the name and title of the signing officer below the signature.